CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023
Profit or loss [abstract]
Revenues		$ 3,853	$ 5,577	$ 2,982	[1]
Cost of revenues:
Inventory impairment		2,180	0	0	[1]
Other Cost Of Revenues		1,914	2,380	1,490	[1]
Total cost of revenues		4,094	2,380	1,490	[1]
Gross profit (loss)		(241)	3,197	1,492	[1]
Operating expenses:
Research and development, net		7,994	12,511	16,196	[1]
Sales and marketing		1,476	1,983	2,152	[1]
General and administrative		4,286	6,993	5,375	[1]
Other expenses		37	514	0	[1]
Total operating expenses, net		13,793	22,001	23,723	[1]
Operating income (loss)		(14,034)	(18,804)	(22,231)	[1]
Financing income		2,508	7,393	1,213	[1]
Financing expenses		(1,933)	(3,358)	(928)	[1]
Financing income (expenses), net		575	4,035	285	[1]
Share of loss of an associate		39	39	0	[1]
Income (loss) before taxes on income		(13,498)	(14,808)	(21,946)	[1]
Taxes on income		1	9	19	[1]
Profit (loss) from continuing operations		(13,499)	(14,817)	(21,965)	[1]
Income (loss) from discontinued operations, net		5,672	(3,237)	(3,989)	[1]
Income (loss) after taxes on income		(7,827)	(18,054)	(25,954)	[1]
Attributable to:
Equity holders of the Company		(8,485)	(16,485)	(23,879)	[1]
Non-controlling interests		658	(1,569)	(2,075)	[1]
Income (loss) after taxes on income		$ (7,827)	$ (18,054)	$ (25,954)	[1]
Basicloss per share from continuing operations, attributable to equity holders of the Company		$ (1.7)	$ (2.47)	$ (4.56)	[1]
Diluted loss per share from continuing operations, attributable to equity holders of the Company		(1.7)	(2.47)	(4.56)	[1]
Basic earnings (loss) per share from discontinued operations		0.62	(0.43)	(0.64)	[1]
Diluted earnings (loss) per share from discontinued operations		0.62	(0.43)	(0.64)	[1]
Basic loss per share, attributable to equity holders of the Company		1.08	(2.9)	(5.2)	[1]
Diluted loss per share, attributable to equity holders of the Company		$ 1.08	$ (2.9)	$ (5.2)	[1]
Weighted average number of shares used in computing basic gain (loss) per share	[2]	7,874,039	5,697,245	4,589,386	[3]
Weighted average number of shares used in computing diluted gain (loss) per share	[2]	7,874,039	5,697,245	4,589,386

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.
[2]	Number of shares and NIS par value amounts have been retroactively adjusted to reflect the reverse share split at a ratio of 1-for-10 for 2023 amounts.
[3]	To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect. See Notes 18(d) and Note 18(e) for number of outstanding options and RSUs. In addition, weighed number of shares for 2023 have been retroactively adjusted to reflect the reverse stock split. See Note 17(b).